OTHER PAYABLES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
OTHER PAYABLES
Salaries and welfare payable	¥ 7,312	¥ 7,162
Interest payable	634	723
Payables for constructions	54,992	60,010
Other payables	22,852	29,028
Financial liabilities carried at amortized costs	85,790	96,923
Taxes other than income tax	80,361	58,925
Receipts in advance (Note 1(a))		120,734
Other payables, total	¥ 166,151	¥ 276,582